SCHEDULE OF BUSINESS SEGMENT AND GEOGRAPHY (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total	$ 14,091	$ 14,371	$ 36,016	$ 38,359	$ 33,406
Equipment Sales [Member]
Disaggregation of Revenue [Line Items]
Total	9,600	10,957	24,695	32,202	26,095
Services [Member]
Disaggregation of Revenue [Line Items]
Total	973	1,306	6,368	2,354	2,892
Sales At A Single Point In Time [Member]
Disaggregation of Revenue [Line Items]
Total	10,573	12,263	31,063	34,556	28,987
Rental [Member]
Disaggregation of Revenue [Line Items]
Total	$ 3,518	$ 2,108	$ 4,953	$ 3,803	$ 4,419